Summary of Significant Accounting Policies - Summary of Weighted Average Assumptions Used to Calculate Fair Value of Option Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Fair value of Options granted during the year	$ 5.90	$ 6.16	$ 8.70
Risk-free rate of return	1.29%	1.35%	1.32%
Expected term in months	50 months	46 months	54 months
Expected volatility	33.00%	40.00%	54.00%